SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 1, 2004

                        CMG Enhanced S&P 500 Index Fund
                            CMG Large Cap Value Fund
                             CMG Mid Cap Value Fund
                            CMG Mid Cap Growth Fund
                             CMG Small/Mid Cap Fund
                            CMG Small Cap Value Fund
                           CMG Small Cap Growth Fund
                          CMG International Stock Fund
                           CMG Strategic Equity Fund
                               CMG Small Cap Fund
                            CMG Core Plus Bond Fund
                           CMG Intermediate Bond Fund
                            CMG Short Term Bond Fund
                         CMG Ultra Short Term Bond Fund
                            CMG Government Bond Fund
                 CMG Mortgage and Asset-Backed Securities Fund
                              CMG High Yield Fund
                          CMG International Bond Fund
                               CMG Core Bond Fund
                           CMG Large Cap Growth Fund


     The Funds listed above are referred to collectively as the "Funds." This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

         Columbia Financial Center Incorporated (the Funds' former distributor) merged into BACAP Distributors, LLC (the Funds' distributor) on June 15, 2005. As referenced above, BACAP Distributors, LLC and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively on August 22, 2005.





















SUP-47/90028-0805                                               August 19, 2005